Income Tax Expense (Details) - Schedule of Profit Before Income Tax Differs from Using Standard Rate of Income Tax (Parentheticals)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Profit Before Income Tax Differs from Using Standard Rate of Income Tax [Abstract]
Calculated tax rate	24.00%	24.00%	24.00%